Annual Total Returns	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Macquarie Global Listed Infrastructure ETF | Class - Macquarie Global Listed Infrastructure ETF
Prospectus [Line Items]
Annual Return [Percent]	13.35%	(2.70%)
Macquarie Energy Transition ETF | Class - Macquarie Energy Transition ETF
Prospectus [Line Items]
Annual Return [Percent]	10.19%	(3.58%)
Macquarie Tax-Free USA Short Term ETF | Class - Macquarie Tax-Free USA Short Term ETF
Prospectus [Line Items]
Annual Return [Percent]	1.96%	2.52%